Other Equity Instruments - Summary of Equity Attributable to Equity Holders (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Risk Management [line items]
Equity attributable to equity holders of the Company	¥ 403,764	¥ 318,371
Equity attributable to ordinary equity holders of the Company	395,973	310,580
Equity attributable to other equity instruments holders of the Company	7,791	7,791
Equity attributable to non-controlling interests	5,578	4,919
Equity attributable to ordinary equity holders of non-controlling interests	¥ 5,578	¥ 4,919